UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22500

A&Q Multi-Strategy Fund (formerly known as, O’Connor Fund of Funds: Multi-Strategy)

(Exact name of registrant as specified in charter)

677 Washington Boulevard

                                      Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim, Esq.

UBS Alternative and Quantitative Investments LLC

677 Washington Boulevard

                                     Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code:   203-719-1428

Date of fiscal year end:   March 31

Date of reporting period:   July 1, 2013 – June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REGISTRANT NAME:  A&Q Multi-Strategy Fund

INVESTMENT COMPANY ACT FILE NUMBER:  811-22500

REPORTING PERIOD:  07/01/2013 - 06/30/2014

REGISTRANT ADDRESS:  677 Washington Blvd., Stamford, CT 06901

NAME OF SERIES (AS APPLICABLE):

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management

D. E. Shaw Terrella Fund, L.P	N/A	N/A	November 27, 2013	Notice of Proposed Amendment to Organizational Document	D. E. Shaw Terrella Fund, L.P	Yes	Completed	Proposals approved

Aeolus Keystone Fund J13 and MY13	N/A	N/A	December 26, 2013	Changes to the LPA	Aeolus Keystone Fund J13 and MY13	Yes	Approved	Approved

Aeolus Keystone Fund MY13	N/A	N/A	April 30, 2014	Special MY13 Redemption Option 1. Vote on issuance and expiration of the new tranch	Aeolus Keystone Fund MY13	Yes	Approved	Approved

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant A&Q Multi-Strategy Fund (formerly known as, O’Connor Fund of Funds: Multi-Strategy)

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	August 26, 2014

*Print the name and title of each signing officer under his or her signature.